Long-Term Loans, Net of Current Maturities - Schedule of Linkage Terms and Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Long-term loans, net of current maturities, NIS	$ 1,120
Less - current maturities	(148)	$ (439)
Total amount of the loans	972	980
NIS [Member]
Debt Instrument [Line Items]
Long-term loans, net of current maturities, NIS	$ 1,120	$ 1,419
NIS [Member] | Long-Term Loans [Member]
Debt Instrument [Line Items]
Weighted interest rate, NIS	7.75%